Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment Based on
	Summary		Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total	Total	Net	Adjusted
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Income	Diluted
Year	for PEO	to PEO	for Former PEO	to Former PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	$MM	EPS
	($)(a)	($)(b)	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)	($)(g)
2025	$32,530,984	$57,365,441	$—	$—	$12,123,281	$24,187,185	$259.36	$186.74	$4,226	$10.00
2024	18,492,517	33,323,947	28,502,888	67,567,568	11,314,957	20,324,464	194.82	150.75	4,278	10.12
2023			25,661,972	34,672,518	12,319,311	12,199,327	163.86	143.33	4,863	11.11
2022			26,287,185	67,395,343	9,125,252	20,275,581	164.23	133.03	11,836	13.77
2021			23,912,154	66,387,875	11,035,630	24,203,425	132.40	123.44	11,542	11.83

(a)

The dollar amounts reported are the total compensation reported for Mr. Michael (PEO) for fiscal years 2024 and 2025, and Mr. Gonzalez (former PEO, who served as PEO until July 1, 2024) for fiscal years 2021, 2022, 2023 and 2024 in the “Total” column of the Summary Compensation Table.

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Michael for fiscal years 2024 and 2025, and to Mr. Gonzalez (former PEO) for fiscal years 2021, 2022 and 2023, and 2024, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Michael or Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1)	The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to Mr. Michael and Mr. Gonzalez has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from adjusted diluted EPS performance (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Michael for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2025	Robert A. Michael	$16,467,610	$(16,467,610)	$33,774,613	$12,801,133	$2,315,453	$48,891,199

(2)	The pension benefit value reported in the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the 2025 fiscal year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Michael during 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during 2025 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Michael for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2025	Robert A. Michael	$8,147,000	$(8,147,000)	$557,868	$	N/A	$557,868

(c)

The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, S. Reents, J. Stewart, A. Saleki-Gerhardt and R. Thakkar; (ii) for 2024, S. Reents, J. Stewart, A. Saleki-Gerhardt and T. Richmond; (iii) for 2023, R. Michael, S. Reents, J. Stewart and A. Saleki-Gerhardt; (iv) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; and (v) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart.

(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the PEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2025	See footnote (c)	$5,493,397	$(5,493,397)	$11,266,889	$6,458,837	$1,325,284	$19,051,010

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2025	See footnote (c)	$1,853,071	$(1,853,071)	$359,361	$	N/A	$359,361

(e)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between AbbVie’s share price at the end and the beginning of the measurement period by AbbVie's share price at the beginning of the measurement period.

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that adjusted diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year. Adjusted diluted EPS is a non-GAAP measure that represents diluted earnings per share adjusted to exclude certain specified items, as described in Appendix B. Adjusted diluted EPS includes an unfavorable impact related to acquired IPR&D and milestone expenses of $2.76 in 2025, $1.52 in 2024, $0.42 in 2023, $0.39 in 2022, and $0.90 in 2021.

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote	The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, S. Reents, J. Stewart, A. Saleki-Gerhardt and R. Thakkar; (ii) for 2024, S. Reents, J. Stewart, A. Saleki-Gerhardt and T. Richmond; (iii) for 2023, R. Michael, S. Reents, J. Stewart and A. Saleki-Gerhardt; (iv) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; and (v) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart.
Peer Group Issuers, Footnote
(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Michael for fiscal years 2024 and 2025, and to Mr. Gonzalez (former PEO) for fiscal years 2021, 2022 and 2023, and 2024, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Michael or Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1)	The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to Mr. Michael and Mr. Gonzalez has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from adjusted diluted EPS performance (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Michael for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2025	Robert A. Michael	$16,467,610	$(16,467,610)	$33,774,613	$12,801,133	$2,315,453	$48,891,199

(2)	The pension benefit value reported in the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column of the Summary Compensation Table for the 2025 fiscal year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Michael during 2025 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during 2025 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Michael for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2025	Robert A. Michael	$8,147,000	$(8,147,000)	$557,868	$	N/A	$557,868

Non-PEO NEO Average Total Compensation Amount	$ 12,123,281	$ 11,314,957	$ 12,319,311	$ 9,125,252	$ 11,035,630
Non-PEO NEO Average Compensation Actually Paid Amount	$ 24,187,185	20,324,464	12,199,327	20,275,581	24,203,425
Adjustment to Non-PEO NEO Compensation Footnote
(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the PEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the PEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2025	See footnote (c)	$5,493,397	$(5,493,397)	$11,266,889	$6,458,837	$1,325,284	$19,051,010

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the PEO) for the 2025 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2025	See footnote (c)	$1,853,071	$(1,853,071)	$359,361	$	N/A	$359,361

Compensation Actually Paid vs. Total Shareholder Return

Comparison of “Compensation Actually Paid” to TSR

The chart below demonstrates that the “compensation actually paid” amounts shown for Mr. Michael (for 2024-2025) and Mr. Gonzalez (for 2021-2024) and average “compensation actually paid” to the other NEOs (see footnote (c) to the pay versus performance table) is aligned with AbbVie’s cumulative TSR over the five years presented in the table. The alignment of compensation actually paid with AbbVie’s cumulative TSR over the period presented reflects that a significant portion of the compensation actually paid to Mr. Michael and Mr. Gonzalez, as applicable, and to the other NEOs is comprised of equity awards. Moreover, AbbVie’s executive compensation philosophy and design is fundamentally based on a commitment to align pay and performance.

Compensation Actually Paid vs. Net Income

Comparison of “Compensation Actually Paid” to Net Income

AbbVie’s net income was approximately $11.5 billion in 2021, $11.8 billion in 2022, $4.9 billion in 2023, $4.3 billion in 2024, and $4.2 billion in 2025.  Mr. Michael’s “compensation actually paid” was approximately $33 million in 2024 and $57 million in 2025. Mr. Gonzalez’s “compensation actually paid” was approximately $66 million in 2021, $67 million in 2022, $35 million in 2023 and $68 million in 2024. The average “compensation actually paid” to AbbVie’s other NEOs (see footnote (c) to the pay versus performance table) was approximately $24 million in 2021, $20 million in 2022, $12 million in 2023, $20 million in 2024, and $24 million in 2025.

Compensation Actually Paid vs. Company Selected Measure

Comparison of “Compensation Actually Paid” to Company-Selected Measure (Adjusted Diluted EPS)

AbbVie’s annualized adjusted diluted EPS was $11.83 in 2021, $13.77 in 2022, $11.11 in 2023, $10.12 in 2024, and $10.00 in 2025.  Mr. Michael’s “compensation actually paid” was approximately $33 million in 2024 and $57 million in 2025. Mr. Gonzalez’s “compensation actually paid” was approximately $66 million in 2021, $67 million in 2022, $35 million in 2023, and $68 million in 2024, and the average “compensation actually paid” to AbbVie’s other NEOs (see footnote (c) to pay versus performance table) was approximately $24 million in 2021, $20 million in 2022, $12 million in 2023, $20 million in 2024, and $24 million in 2025. While AbbVie uses numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted diluted EPS is the financial performance measure that, in AbbVie’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to AbbVie’s performance.  AbbVie places significant emphasis on achieving positive EPS outcomes because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth.

Total Shareholder Return Vs Peer Group

AbbVie TSR versus Peer Group TSR

The graph below shows AbbVie’s cumulative TSR over the five-year period ending with December 31, 2025 as compared to the NYSE Arca Pharmaceutical Index. AbbVie’s cumulative TSR outperformed our peer group during the five years presented in the table. Additionally, AbbVie is committed to a robust return of capital to stockholders with an increase of 204% in its quarterly dividend since 2015 as part of a balanced and disciplined capital allocation program, contributing to our strong cumulative TSR.

Tabular List, Table

Most Important Performance Measures

The performance measures that AbbVie uses in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in stockholder value. As required by Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking compensation actually paid to executives to AbbVie’s performance.

Adjusted Diluted Earnings Per Share
Relative Return on Invested Capital
Adjusted Return on Assets
Non-GAAP Income Before Taxes
Non-GAAP Operating Margin
Platform Revenue
Total Shareholder Return

Total Shareholder Return Amount	$ 259.36	194.82	163.86	164.23	132.4
Peer Group Total Shareholder Return Amount	186.74	150.75	143.33	133.03	123.44
Net Income (Loss)	$ 4,226,000,000	$ 4,278,000,000	$ 4,863,000,000	$ 11,836,000,000	$ 11,542,000,000
Company Selected Measure Amount	10	10.12	11.11	13.77	11.83
Acquired In Process Research and Development Milestone and Calico Related Expenses, Unfavorable Impact	$ 2.76	$ 1.52	$ 0.42	$ 0.39	$ 0.9
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that adjusted diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year. Adjusted diluted EPS is a non-GAAP measure that represents diluted earnings per share adjusted to exclude certain specified items, as described in Appendix B. Adjusted diluted EPS includes an unfavorable impact related to acquired IPR&D and milestone expenses of $2.76 in 2025, $1.52 in 2024, $0.42 in 2023, $0.39 in 2022, and $0.90 in 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Income Before Taxes
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Platform Revenue
Measure:: 7
Pay vs Performance Disclosure
Name	Total Shareholder Return
Michael
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 32,530,984	18,492,517
PEO Actually Paid Compensation Amount	$ 57,365,441	33,323,947
PEO Name	Mr. Michael
Gonzalez
Pay vs Performance Disclosure
PEO Total Compensation Amount		28,502,888	25,661,972	26,287,185	23,912,154
PEO Actually Paid Compensation Amount		$ 67,567,568	$ 34,672,518	$ 67,395,343	$ 66,387,875
PEO Name	Mr. Gonzalez
PEO | Michael
Pay vs Performance Disclosure
Equity Awards	$ 16,467,610
Pension	8,147,000
PEO | Michael | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,147,000)
PEO | Michael | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,868
PEO | Michael | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	557,868
PEO | Michael | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,467,610)
PEO | Michael | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,891,199
PEO | Michael | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,774,613
PEO | Michael | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,801,133
PEO | Michael | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,315,453
Non-PEO NEO
Pay vs Performance Disclosure
Equity Awards	5,493,397
Pension	1,853,071
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,853,071)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,361
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	359,361
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,493,397)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,051,010
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,266,889
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,458,837
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,325,284